Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Parenthetical)	Jul. 10, 2025	May 30, 2025
Stockholders' equity note, stock split, conversion ratio		8
Subsequent event
Stockholders' equity note, stock split, conversion ratio	8